GOLDMAN SACHS TRUST

Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Equity Growth Strategy Portfolio
Goldman Sachs Income Strategies Portfolio
Goldman Sachs Satellite Strategies Portfolio
(collectively, the “Funds”)

Supplement dated September 22, 2011 to the
Prospectus dated April 29, 2011 (the “Prospectus”)

Katinka Domotorffy, Chief Investment Officer (“CIO”) and head of Goldman Sachs Asset Management’s (“GSAM”) Quantitative Investment Strategies (“QIS”) team, has announced her intention to retire from GSAM at the end of 2011. Ms. Domotorffy’s responsibilities as CIO of Macro Alpha Strategies will continue to be shared by William Fallon.

Effective December 31, 2011, Ms. Domotorffy will retire and will no longer have portfolio management responsibilities with respect to the Funds.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs Income Strategies Portfolio and Goldman Sachs Satellite Strategies Portfolio is replaced in its entirety with the following:

Portfolio Managers: Katinka Domotorffy, CFA, Managing Director, Head and Chief Investment Officer of Quantitative Investment Strategies, has managed the Portfolio since 2007; William Fallon, Ph.D., Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Macro Alpha Strategies, has managed the portfolio since 2009; Nicholas Chan, CFA, Vice President and Portfolio Manager of the Quantitative Investment Strategies team, has managed the Portfolio since 2007; and Steve Jeneste, CFA, Managing Director, has managed the portfolio since 2011.

Effective immediately, the second paragraph of the “Summary—Portfolio Management—Portfolio Managers” section of the Prospectus with respect to Goldman Sachs International Balanced Strategies Portfolio, Goldman Sachs Growth and Income Strategy Portfolio, Goldman Sachs Growth Strategy Portfolio, and Goldman Sachs Equity Growth Strategy Portfolio are replaced in their entirety with the following:

Portfolio Managers: Katinka Domotorffy, CFA, Managing Director, Head and Chief Investment Officer of Quantitative Investment Strategies, has managed the Portfolio since 2000; William Fallon, Ph.D., Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Macro Alpha Strategies, has managed the Portfolio since 2009; Nicholas Chan, CFA, Vice President and Portfolio Manager of the

Quantitative Investment Strategies team, has managed the Portfolio since 2006; and Steve Jeneste, CFA, Managing Director, has managed the portfolio since 2011.

Effective immediately, in the “Service Providers — Fund Managers” section of the Prospectus, the following row is added to the “Quantitative Investment Strategies Team” table:

Years
Primarily
Name and Title	Responsible	Five Year Employment History
Steve Jeneste, CFA Managing Director	Since 2011	Mr. Jeneste joined the Investment Adviser as a member of the quantitative strategies team in 1998. Steve has led multi-strategy portfolio management for the Quantitative Investment Strategies team since August 2001.

Effective immediately, in the “Service Providers—Fund Managers” section of the Prospectus, the reference to William Fallon in the “Quantitative Investment Strategies Team” table is replaced with the following:

Years
Primarily
Name and Title	Responsible	Five Year Employment History
William Fallon, Ph.D. Managing Director, Chief Investment Officer of Macro Alpha Strategies	Since 2009	Mr. Fallon joined the Investment Adviser as a member of the Quantitative Investment Strategies team in 1998. He is Chief Investment Officer of Macro Alpha Strategies

Effective immediately, the paragraph immediately following the above-referenced table is replaced in its entirety with the following:

Katinka Domotorffy, CFA, Managing Director, Head and Chief Investment Officer of the QIS team, and William Fallon, Ph.D., Managing Director, Chief Investment Officer—Macro Alpha Strategies, are ultimately responsible for the Funds’ investment process. Nicholas Chan, CFA and Steve Jeneste, CFA co-manage the implementation and execution process with Ms. Domotorffy and Mr. Fallon. Mr. Chan has participated in the Portfolios’ management since 2006, and Mr. Jeneste has participated in the Portfolios’ management since 2011. The strategic and tactical allocations of the Portfolios are model-driven and generated by a computer-powered optimizer. The portfolio management team collectively decides on constraints and adjustments to the trades generated by the quantitative models.

Effective December 31, 2011, all references to Katinka Domotorffy are removed from the Prospectus in their entirety.

This Supplement should be retained with your Prospectuses for future reference.

FFPMSTK 09-11